Simplify US Equity Plus Upside Convexity ETF
Schedule of Investments
September 30, 2020 (Unaudited)

		Shares	Value
Exchange-Traded Funds – 98.8%
iShares Core S&P 500 ETF
(Cost $2,571,883)		7,429	$2,496,590

	Number of	Notional
	Contracts	Amount
Purchased Options – 1.2%
Calls – Exchange-Traded – 1.2%
S&P 500 Index, March Strike Price $44.00, Expires 3/19/21	20	2,000	9,300
S&P 500 Index, September Strike Price $44.00, Expires 9/17/21	12	1,200	20,580
			29,880
Total Purchased Options (Cost $38,638)			29,880

		Shares
Total Investments – 100.0%
(Cost $2,610,521)			$2,526,470
Other Assets in Excess of Liabilities – 0.0%(a)			165
Net Assets – 100.0%			$2,526,635

(a) Less than 0.05%